Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)		1 Months Ended	12 Months Ended
	Mar. 18, 2021 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance			57,434,321
Granted No. (during the year)			(21,942,980)
Exercise of share options, (in shares)			(1,072,363)
Lapsed/Forfeited* No. (during the year)			(5,888,730)
Closing Balance			72,416,208	57,434,321
Vested and exercisable No (end of year)			31,061,973
Share Price (in dollars per share) | $ / shares	$ 2.41	$ 0.30
Weighted average share purchase price, granted no. (during the year) | $ / shares			$ 0.39	$ 0.66	$ 0.56
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					2.28
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					1.95
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					1.77
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					1.77
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					1.77
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 1.42
Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.03
Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.01
Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				0.85
Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.13
Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.03
Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.13
Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.03
Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.01
Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				0.93
Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				4.60
Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				1.12
Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.03
Series 84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.92
Series 85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.36
Series 86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.36
Series 87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.39
Series 87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.35
Series 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.35
Series 87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.35
Series 88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.35
Series 89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.37
Series90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.01
Series92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			0.35
Series93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			1.23
Series 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.23
(in Australian dollars, in thousands, except percent data)
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance			57,434,321	49,650,468	45,333,216
Granted No. (during the year)				(16,974,500)	(10,723,000)
Exercise of share options, (in shares)				0	(229,080)
Lapsed/Forfeited* No. (during the year)				(9,190,647)	(6,176,668)
Closing Balance				57,434,321	49,650,468	45,333,216
Vested and exercisable No (end of year)				26,464,507	23,084,908		23,084,908
Share Price (in dollars per share) | $ / shares			$ 1.43	$ 1.85	$ 2.21	$ 2.42
Weighted average share purchase price, granted no. (during the year) | $ / shares			0.38	1.08	1.77
Weighted average share purchase price, Exercised No. (during the year) | $ / shares			0.01	0	1.25
Weighted average share purchase price, Lapsed/Forfeited* No. (during the year) | $ / shares			1.79	2.39	2.99
Weighted average share purchase price, Vested and exercisable No (end of year) | $ / shares			1.98	$ 2.12	2.06
(in Australian dollars, in thousands, except percent data) | Series 33
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 4.05
Opening Balance				0	75,000
Lapsed/Forfeited* No. (during the year)					(75,000)
Closing Balance					0	75,000
Vested and exercisable No (end of year)					0		0
(in Australian dollars, in thousands, except percent data) | Series 34
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.80	$ 2.80
Opening Balance				1,678,979	1,858,979
Lapsed/Forfeited* No. (during the year)				(1,678,979)	(180,000)
Closing Balance					1,678,979	1,858,979
Vested and exercisable No (end of year)					1,678,979		1,678,979
(in Australian dollars, in thousands, except percent data) | Series 34b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.80	$ 2.80
Opening Balance				200,000	200,000
Lapsed/Forfeited* No. (during the year)				(200,000)
Closing Balance					200,000	200,000
Vested and exercisable No (end of year)					200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 35a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 2.86	$ 2.86	$ 2.86
Opening Balance			1,500,000	1,500,000	1,500,000
Lapsed/Forfeited* No. (during the year)			(1,500,000)
Closing Balance				1,500,000	1,500,000	1,500,000
Vested and exercisable No (end of year)				1,500,000	1,500,000		1,500,000
(in Australian dollars, in thousands, except percent data) | Series 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.31	$ 1.31	$ 1.31
Opening Balance			533,000	533,000	623,000
Exercise of share options, (in shares)					(50,000)
Lapsed/Forfeited* No. (during the year)			(533,000)		(40,000)
Closing Balance				533,000	533,000	623,000
Vested and exercisable No (end of year)				533,000	533,000		533,000
(in Australian dollars, in thousands, except percent data) | Series 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.19	$ 1.19	$ 1.19
Opening Balance			1,950,730	1,950,730	1,950,730
Lapsed/Forfeited* No. (during the year)			(1,950,730)
Closing Balance			0	1,950,730	1,950,730	1,950,730
Vested and exercisable No (end of year)			0	1,809,064	1,809,064		1,809,064
(in Australian dollars, in thousands, except percent data) | Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.52	$ 1.54	$ 1.54
Opening Balance			50,000	50,000	50,000
Closing Balance			50,000	50,000	50,000	50,000
Vested and exercisable No (end of year)			50,000	50,000	50,000		50,000
(in Australian dollars, in thousands, except percent data) | Series 38a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.40	$ 1.40
Opening Balance			0	150,000	150,000
Lapsed/Forfeited* No. (during the year)				(150,000)
Closing Balance				0	150,000	150,000
Vested and exercisable No (end of year)				0	150,000		150,000
(in Australian dollars, in thousands, except percent data) | Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.92	$ 1.94	$ 1.94
Opening Balance			975,000	975,000	1,090,000
Lapsed/Forfeited* No. (during the year)			(160,000)		(115,000)
Closing Balance			815,000	975,000	975,000	1,090,000
Vested and exercisable No (end of year)			815,000	975,000	975,000		975,000
(in Australian dollars, in thousands, except percent data) | Series 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.74	$ 1.76	$ 1.76
Opening Balance			902,425	902,425	902,425
Closing Balance			902,425	902,425	902,425	902,425
Vested and exercisable No (end of year)			902,425	902,425	902,425		902,425
(in Australian dollars, in thousands, except percent data) | Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.39	$ 1.41	$ 1.41
Opening Balance			750,000	750,000	750,000
Closing Balance			750,000	750,000	750,000	750,000
Vested and exercisable No (end of year)			750,000	750,000	750,000		750,000
(in Australian dollars, in thousands, except percent data) | Series 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.26	$ 1.28	$ 1.28
Opening Balance			750,000	750,000	750,000
Closing Balance			750,000	750,000	750,000	750,000
Vested and exercisable No (end of year)			0	0	0		0
(in Australian dollars, in thousands, except percent data) | Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.50	$ 1.52	$ 1.52
Opening Balance			200,000	200,000	200,000
Closing Balance			200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	200,000	200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.54	$ 1.56	$ 1.56
Opening Balance			200,000	200,000	200,000
Closing Balance			200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	200,000	200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.85	$ 1.87	$ 1.87
Opening Balance			3,133,332	3,793,332	4,201,666
Exercise of share options, (in shares)					(20,000)
Lapsed/Forfeited* No. (during the year)			(135,000)	(660,000)	(388,334)
Closing Balance			2,998,332	3,133,332	3,793,332	4,201,666
Vested and exercisable No (end of year)			2,998,332	3,133,332	3,793,332		3,793,332
(in Australian dollars, in thousands, except percent data) | Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.85	$ 1.87	$ 1.87
Opening Balance			350,000	350,000	350,000
Closing Balance			350,000	350,000	350,000	350,000
Vested and exercisable No (end of year)			350,000	350,000	350,000		350,000
(in Australian dollars, in thousands, except percent data) | Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 1.72
Opening Balance				0	150,000
Lapsed/Forfeited* No. (during the year)					(150,000)
Closing Balance					0	150,000
Vested and exercisable No (end of year)					0		0
(in Australian dollars, in thousands, except percent data) | Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.31	$ 1.33	$ 1.33
Opening Balance			590,000	590,000	590,000
Closing Balance			590,000	590,000	590,000	590,000
Vested and exercisable No (end of year)			590,000	590,000	590,000		590,000
(in Australian dollars, in thousands, except percent data) | Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.43	$ 1.45	$ 1.45
Opening Balance			3,333	3,333	3,333
Closing Balance			3,333	3,333	3,333	3,333
Vested and exercisable No (end of year)			3,333	3,333	3,333		3,333
(in Australian dollars, in thousands, except percent data) | Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.43	$ 1.45	$ 1.45
Opening Balance			150,000	150,000	150,000
Closing Balance			150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)			150,000	150,000	150,000		150,000
(in Australian dollars, in thousands, except percent data) | Series 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.46	$ 1.48	$ 1.48
Opening Balance			300,000	300,000	300,000
Closing Balance			300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)			300,000	300,000	300,000		300,000
(in Australian dollars, in thousands, except percent data) | Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.60	$ 1.62	$ 1.62
Opening Balance			3,018,669	3,098,670	3,638,671
Exercise of share options, (in shares)					(113,334)
Lapsed/Forfeited* No. (during the year)			(310,000)	(66,667)	(277,999)
Closing Balance			2,708,669	3,018,669	3,098,670	3,638,671
Vested and exercisable No (end of year)			2,708,669	3,018,669	1,940,654		1,940,654
(in Australian dollars, in thousands, except percent data) | Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.62	$ 1.62
Lapsed/Forfeited* No. (during the year)				(13,334)	(148,668)
(in Australian dollars, in thousands, except percent data) | Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.45	$ 1.47	$ 1.47
Opening Balance			2,833,332	3,499,998	3,999,998
Lapsed/Forfeited* No. (during the year)				(466,666)	(333,334)
Closing Balance			2,833,332	2,833,332	3,499,998	3,999,998
Vested and exercisable No (end of year)			1,883,332	1,883,332	1,316,665		1,316,665
(in Australian dollars, in thousands, except percent data) | Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.47	$ 1.47
Lapsed/Forfeited* No. (during the year)				(200,000)	(166,666)
(in Australian dollars, in thousands, except percent data) | Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.45	$ 1.47	$ 1.47
Opening Balance			1,346,667	1,346,667	1,346,667
Closing Balance			1,346,667	1,346,667	1,346,667	1,346,667
Vested and exercisable No (end of year)			673,334	673,334	673,334		673,334
(in Australian dollars, in thousands, except percent data) | Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.45	$ 1.47	$ 1.47
Opening Balance			538,667	538,667	538,667
Closing Balance			538,667	538,667	538,667	538,667
Vested and exercisable No (end of year)			538,667	538,667	359,112		359,112
(in Australian dollars, in thousands, except percent data) | Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.45	$ 1.47	$ 1.47
Opening Balance			700,000	700,000	700,000
Closing Balance			700,000	700,000	700,000	700,000
Vested and exercisable No (end of year)			175,000	175,000	0		0
(in Australian dollars, in thousands, except percent data) | Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.47	$ 1.47
Opening Balance			0	400,000	400,000
Lapsed/Forfeited* No. (during the year)				(400,000)
Closing Balance				0	400,000	400,000
Vested and exercisable No (end of year)				0	0		0
(in Australian dollars, in thousands, except percent data) | Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 1.47
Opening Balance				0	150,000
Lapsed/Forfeited* No. (during the year)					(150,000)
Closing Balance					0	150,000
Vested and exercisable No (end of year)					0		0
(in Australian dollars, in thousands, except percent data) | Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.62	$ 1.62
Opening Balance			0	400,000	400,000
Lapsed/Forfeited* No. (during the year)				(400,000)
Closing Balance				0	400,000	400,000
Vested and exercisable No (end of year)				0	266,666		266,666
(in Australian dollars, in thousands, except percent data) | Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.47	$ 1.47
Opening Balance			0	800,000	800,000
Lapsed/Forfeited* No. (during the year)				(800,000)
Closing Balance				0	800,000	800,000
Vested and exercisable No (end of year)				0	533,334		533,334
(in Australian dollars, in thousands, except percent data) | Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.96	$ 1.98	$ 1.98
Opening Balance			20,000	153,334	295,000
Lapsed/Forfeited* No. (during the year)				(133,334)	(25,000)
Closing Balance			20,000	20,000	153,334	295,000
Vested and exercisable No (end of year)			20,000	20,000	146,668		146,668
(in Australian dollars, in thousands, except percent data) | Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 1.98
Lapsed/Forfeited* No. (during the year)					(116,666)
(in Australian dollars, in thousands, except percent data) | Series 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.46	$ 1.48	$ 1.48
Opening Balance			350,000	350,000	350,000
Closing Balance			350,000	350,000	350,000	350,000
Vested and exercisable No (end of year)			300,000	300,000	300,000		300,000
(in Australian dollars, in thousands, except percent data) | Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.81	$ 1.83	$ 1.83
Opening Balance			200,000	200,000	200,000
Closing Balance			200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	200,000	133,332		133,332
(in Australian dollars, in thousands, except percent data) | Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.78	$ 1.80	$ 1.80
Opening Balance			100,000	100,000	100,000
Closing Balance			100,000	100,000	100,000	100,000
Vested and exercisable No (end of year)			100,000	100,000	100,000		100,000
(in Australian dollars, in thousands, except percent data) | Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.96	$ 1.98	$ 1.98
Opening Balance			150,000	450,000	450,000
Lapsed/Forfeited* No. (during the year)				(200,000)
Closing Balance			150,000	150,000	450,000	450,000
Vested and exercisable No (end of year)			150,000	150,000	300,000		300,000
(in Australian dollars, in thousands, except percent data) | Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.98
Lapsed/Forfeited* No. (during the year)				(100,000)
(in Australian dollars, in thousands, except percent data) | Series 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.36	$ 3.38	$ 3.38
Opening Balance			10,000	10,000	10,000
Closing Balance			10,000	10,000	10,000	10,000
Vested and exercisable No (end of year)			10,000	10,000	10,000		10,000
(in Australian dollars, in thousands, except percent data) | Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 2.51
Opening Balance				0	50,000
Lapsed/Forfeited* No. (during the year)					(16,666)
Closing Balance					0	50,000
Vested and exercisable No (end of year)					0		0
(in Australian dollars, in thousands, except percent data) | Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 2.51
Lapsed/Forfeited* No. (during the year)					(33,334)
(in Australian dollars, in thousands, except percent data) | Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 4.00	$ 4.02	$ 4.02
Opening Balance			1,200,000	1,200,000	1,200,000
Closing Balance			1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year)			1,200,000	1,200,000	800,000		800,000
(in Australian dollars, in thousands, except percent data) | Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.63	$ 3.65	$ 3.65
Opening Balance			1,200,000	2,400,000	2,400,000
Lapsed/Forfeited* No. (during the year)				(800,000)
Closing Balance			1,200,000	1,200,000	2,400,000	2,400,000
Vested and exercisable No (end of year)			500,000	200,000	400,000		400,000
(in Australian dollars, in thousands, except percent data) | Series 63 a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 3.65
Lapsed/Forfeited* No. (during the year)				(400,000)
(in Australian dollars, in thousands, except percent data) | Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.73	$ 3.75	$ 3.75
Opening Balance			3,253,333	3,498,333	4,280,000
Lapsed/Forfeited* No. (during the year)			(213,333)	(176,668)	(225,003)
Closing Balance			3,040,000	3,253,333	3,498,333	4,280,000
Vested and exercisable No (end of year)			3,040,000	2,160,009	1,201,676		1,201,676
(in Australian dollars, in thousands, except percent data) | Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 3.75	$ 3.75
Lapsed/Forfeited* No. (during the year)				(68,332)	(556,664)
(in Australian dollars, in thousands, except percent data) | Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.39	$ 3.41	$ 3.41
Opening Balance			1,735,000	2,700,000	3,050,000
Lapsed/Forfeited* No. (during the year)				(965,000)	(350,000)
Closing Balance			1,735,000	1,735,000	2,700,000	3,050,000
Vested and exercisable No (end of year)			478,334	478,334	133,334		133,334
(in Australian dollars, in thousands, except percent data) | Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 3.41
Opening Balance				0	325,000
Lapsed/Forfeited* No. (during the year)					(325,000)
Closing Balance					0	325,000
(in Australian dollars, in thousands, except percent data) | Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.39	$ 3.41	$ 3.41
Opening Balance			350,000	350,000	350,000
Closing Balance			350,000	350,000	350,000	350,000
Vested and exercisable No (end of year)			116,666	116,666
(in Australian dollars, in thousands, except percent data) | Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.39	$ 3.41	$ 3.41
Opening Balance			300,000	300,000	300,000
Closing Balance			300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)			200,000	100,000
(in Australian dollars, in thousands, except percent data) | Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.39	$ 3.41	$ 3.41
Opening Balance			1,200,000	1,200,000	1,200,000
Lapsed/Forfeited* No. (during the year)				0
Closing Balance			1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year)			720,000	720,000
(in Australian dollars, in thousands, except percent data) | Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 5.76	$ 5.76
Opening Balance			0	5,000	5,000
Lapsed/Forfeited* No. (during the year)				(3,334)
Closing Balance				0	5,000	5,000
Vested and exercisable No (end of year)				0	1,667		1,667
(in Australian dollars, in thousands, except percent data) | Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 5.76
Lapsed/Forfeited* No. (during the year)				(1,666)
(in Australian dollars, in thousands, except percent data) | Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 4.76	$ 4.78	$ 4.78
Opening Balance			200,000	200,000	200,000
Closing Balance			200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			100,000	100,000	100,000		100,000
(in Australian dollars, in thousands, except percent data) | Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 3.84
Opening Balance				0	200,000
Lapsed/Forfeited* No. (during the year)					(66,667)
Closing Balance					0	200,000
(in Australian dollars, in thousands, except percent data) | Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 3.84
Lapsed/Forfeited* No. (during the year)					(133,333)
(in Australian dollars, in thousands, except percent data) | Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.58	$ 3.60	$ 3.60
Opening Balance			200,000	200,000	200,000
Closing Balance			200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	133,333	66,666		66,666
(in Australian dollars, in thousands, except percent data) | Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.58	$ 3.60	$ 3.60
Opening Balance			100,000	100,000	100,000
Closing Balance			100,000	100,000	100,000	100,000
Vested and exercisable No (end of year)			100,000	100,000	100,000		100,000
(in Australian dollars, in thousands, except percent data) | Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 2.65	$ 2.67	$ 2.67
Opening Balance			250,000	250,000	250,000
Closing Balance			250,000	250,000	250,000	250,000
Vested and exercisable No (end of year)			250,000	166,667	0		0
(in Australian dollars, in thousands, except percent data) | Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 2.26	$ 2.28	$ 2.28
Opening Balance			200,000	200,000
Granted No. (during the year)					(200,000)
Closing Balance			200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	133,334	66,667		66,667
(in Australian dollars, in thousands, except percent data) | Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares					$ 0
Opening Balance				0	45,746
Exercise of share options, (in shares)					(45,746)
Closing Balance					0	45,746
Vested and exercisable No (end of year)					0		0
(in Australian dollars, in thousands, except percent data) | Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.93	$ 1.77	$ 1.77
Opening Balance			3,186,333	3,423,000
Granted No. (during the year)					(3,973,000)
Lapsed/Forfeited* No. (during the year)			(143,335)	(50,001)	(550,000)
Closing Balance			2,929,666	3,186,333	3,423,000
Vested and exercisable No (end of year)			1,942,003	1,051,007
(in Australian dollars, in thousands, except percent data) | Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.93	$ 1.77
Lapsed/Forfeited* No. (during the year)			(113,332)	(186,666)
(in Australian dollars, in thousands, except percent data) | Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.75	$ 1.77	$ 1.77
Opening Balance			3,850,000	4,150,000
Granted No. (during the year)					(4,150,000)
Lapsed/Forfeited* No. (during the year)				(300,000)
Closing Balance			3,850,000	3,850,000	4,150,000
Vested and exercisable No (end of year)			1,653,334	923,334
(in Australian dollars, in thousands, except percent data) | Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.75	$ 1.77	$ 1.77
Opening Balance			1,550,000	1,550,000
Granted No. (during the year)					(1,550,000)
Closing Balance			1,550,000	1,550,000	1,550,000
Vested and exercisable No (end of year)			620,000	0
(in Australian dollars, in thousands, except percent data) | Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.77	$ 1.77
Opening Balance			0	650,000
Granted No. (during the year)					(650,000)
Lapsed/Forfeited* No. (during the year)				(650,000)
Closing Balance				0	650,000
Vested and exercisable No (end of year)				0
(in Australian dollars, in thousands, except percent data) | Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.40	$ 1.42	$ 1.42
Opening Balance			200,000	200,000
Granted No. (during the year)					(200,000)
Closing Balance			200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	100,000
(in Australian dollars, in thousands, except percent data) | Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.01	$ 1.03
Opening Balance			1,250,000
Granted No. (during the year)				(1,250,000)
Closing Balance			1,250,000	1,250,000
Vested and exercisable No (end of year)			416,667	0
(in Australian dollars, in thousands, except percent data) | Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.99	$ 1.01
Opening Balance			200,000
Granted No. (during the year)				(200,000)
Closing Balance			200,000	200,000
Vested and exercisable No (end of year)			133,334	66,667
(in Australian dollars, in thousands, except percent data) | Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.83	$ 0.85
Opening Balance			200,000
Granted No. (during the year)				(200,000)
Closing Balance			200,000	200,000
Vested and exercisable No (end of year)			66,667
(in Australian dollars, in thousands, except percent data) | Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.11	$ 1.13
Opening Balance			5,754,500
Granted No. (during the year)				(5,844,500)
Lapsed/Forfeited* No. (during the year)			(30,000)	(90,000)
Closing Balance			5,054,500	5,754,500
Vested and exercisable No (end of year)			1,668,167
(in Australian dollars, in thousands, except percent data) | Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.11
Lapsed/Forfeited* No. (during the year)			(670,000)
(in Australian dollars, in thousands, except percent data) | Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.01	$ 1.03
Opening Balance			4,350,000
Granted No. (during the year)				(4,350,000)
Closing Balance			4,350,000	4,350,000
Vested and exercisable No (end of year)			635,000
(in Australian dollars, in thousands, except percent data) | Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.11	$ 1.13
Opening Balance			225,000
Granted No. (during the year)				(225,000)
Closing Balance			225,000	225,000
Vested and exercisable No (end of year)			75,000
(in Australian dollars, in thousands, except percent data) | Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.01	$ 1.03
Opening Balance			3,225,000
Granted No. (during the year)				(3,225,000)
Closing Balance			3,225,000	3,225,000
Vested and exercisable No (end of year)			0
(in Australian dollars, in thousands, except percent data) | Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.01	$ 1.03
Opening Balance			1,200,000
Granted No. (during the year)				(1,200,000)
Closing Balance			1,200,000	1,200,000
Vested and exercisable No (end of year)			390,000
(in Australian dollars, in thousands, except percent data) | Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.91	$ 0.93
Opening Balance			100,000
Granted No. (during the year)				(100,000)
Closing Balance			100,000	100,000
Vested and exercisable No (end of year)			100,000	100,000
(in Australian dollars, in thousands, except percent data) | Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 4.58	$ 4.60
Opening Balance			100,000
Granted No. (during the year)				(100,000)
Closing Balance			100,000	100,000
Vested and exercisable No (end of year)			100,000	100,000
(in Australian dollars, in thousands, except percent data) | Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.10	$ 1.12
Opening Balance			100,000
Granted No. (during the year)				(100,000)
Closing Balance			100,000	100,000
Vested and exercisable No (end of year)			33,334
(in Australian dollars, in thousands, except percent data) | Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.01	$ 1.03
Opening Balance			150,000
Granted No. (during the year)				(180,000)
Lapsed/Forfeited* No. (during the year)			(105,000)	(30,000)
Closing Balance			45,000	150,000
Vested and exercisable No (end of year)			15,000
(in Australian dollars, in thousands, except percent data) | Series 84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.92
Granted No. (during the year)			(600,000)
Closing Balance			600,000
Vested and exercisable No (end of year)			100,000
(in Australian dollars, in thousands, except percent data) | Series 85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.36
Granted No. (during the year)			(2,493,835)
Closing Balance			2,493,835
Vested and exercisable No (end of year)			831,279
(in Australian dollars, in thousands, except percent data) | Series 86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.36
Granted No. (during the year)			(1,853,889)
Closing Balance			1,853,889
Vested and exercisable No (end of year)			617,965
(in Australian dollars, in thousands, except percent data) | Series 87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.39
Granted No. (during the year)			(5,459,500)
Lapsed/Forfeited* No. (during the year)			(25,000)
Closing Balance			5,434,500
(in Australian dollars, in thousands, except percent data) | Series 87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.35
Granted No. (during the year)			(1,995,000)
Closing Balance			1,995,000
Vested and exercisable No (end of year)			0
(in Australian dollars, in thousands, except percent data) | Series 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.35
Granted No. (during the year)			(3,160,000)
Closing Balance			3,160,000
(in Australian dollars, in thousands, except percent data) | Series 87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.35
Granted No. (during the year)			(2,730,000)
Closing Balance			2,730,000
(in Australian dollars, in thousands, except percent data) | Series 88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.35
Granted No. (during the year)			(873,393)
Closing Balance			873,393
Vested and exercisable No (end of year)			291,131
(in Australian dollars, in thousands, except percent data) | Series 89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.37
Granted No. (during the year)			(985,000)
Closing Balance			985,000
(in Australian dollars, in thousands, except percent data) | Series90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.01
Granted No. (during the year)			(1,072,363)
Closing Balance			0
(in Australian dollars, in thousands, except percent data) | Series92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0.35
Granted No. (during the year)			(300,000)
Closing Balance			300,000
(in Australian dollars, in thousands, except percent data) | Series93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.23
Granted No. (during the year)			(220,000)
Closing Balance			220,000
Vested and exercisable No (end of year)			0
(in Australian dollars, in thousands, except percent data) | Series 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.23
Granted No. (during the year)			(200,000)
Closing Balance			200,000
Vested and exercisable No (end of year)			0
USD | Series 32
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares							$ 4.20
Opening Balance				0	1,753,334
Lapsed/Forfeited* No. (during the year)					(1,753,334)
Closing Balance					0	1,753,334
Vested and exercisable No (end of year)					0		0